Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Subsequent Events
Note 19. Subsequent Events
The Company has evaluated subsequent events through the date of issuance of these condensed consolidated financial statements and determined that the following subsequent events, other than those disclosed elsewhere in the condensed consolidated financial statements, are reportable:
Subsequent Sales of Securities Under the Committed Equity Facility
From October 1, 2025 through October 17, 2025, the Company settled an additional 2,736,587 shares of newly-issued common stock, sold to B. Riley under the Committed Equity Facility, for net proceeds of $13.4 million. As of the date of issuance of these condensed consolidated financial statements, the Company had settled a total of 8,410,321 shares of common stock, sold to B. Riley under the Committed Equity Facility, for net proceeds of $33.4 million.
November 10, 2025 Private Placement
On November 10, 2025, the Company and affiliates of Polar Asset Management Partners Inc. (“Polar”) entered into a Securities Purchase Agreement (the “Polar Private Placement”). Pursuant to the Polar Private Placement, the Company agreed to the direct sale of 9,375,000 shares of the Company’s common stock at a purchase price of $3.20 per share and the issuance of 9,375,000 warrants to purchase additional shares of the Company’s common stock, resulting in aggregate gross proceeds of approximately $30.0 million, before deducting offering expenses. The warrants have a term of five years and are immediately exercisable, with an exercise price of $5.00 per share. The Company intends to use the net proceeds from the Polar Private Placement for general corporate and working capital purposes.

Note 17. Subsequent Events
The Company has evaluated subsequent events through March 11, 2025, the date on which these consolidated financial statements were available to be issued and has determined that the following subsequent events are reportable other than those disclosed elsewhere in the consolidated financial statements.
On January 13, 2025, the Company consummated the Merger (See Note 1 “Description of Business”).
On January 13, 2025, the Company entered into an advisory agreement, for a term of twelve months, related to a private placement backstop financing or other financings of the Company of equity or equity-linked securities with respect to the Company’s Merger. Under the terms of the agreement, the advisory fee of $
0.5
 million for capital market advisory services is due (1)

$
0.3
 million upon the closing of the Merger with fifty-percent paid in cash and fifty percent paid in common stock of New Blaize; and
0.2
 million paid in two equal quarterly installments due at the end of each calendar quarter following the Merger with fifty percent of each quarterly payment being paid in cash and fifty precent paid in common stock of the Company. In addition, the Company entered into a warrant agreement, for a nominal upfront value, which allows the advisor to purchase
50
000 shares of common stock at a price of $
11.50
per share for a term of five years. On February 10, 2025, New Blaize issued the
50,000
common stock warrants.
During January 2025 the Company received $
15.4

million in funding in accordance with the PIPE Subscription Agreements (see Note 1).